EARNINGS PER SHARE - Weighted Average Shares (Details) - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share	560.3	561.0	560.8	561.0	561.0	561.0	561.0
Effect of dilutive securities, employee stock awards (in shares)	0.0	0.0	0.0	0.0
Weighted average common shares outstanding - diluted (in shares)	560.3	561.0	560.8	561.0
Weighted average common stock outstanding for basic and diluted earnings per common share					561.0	561.0	561.0